              As filed with the Securities and Exchange Commission

                                   June 30, 1997

                       1933 Act Registration No. 33-34154
                           1940 Act File No. 811-6082

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                       REGISTRATION STATEMENT UNDER THE            [X]
                             SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.             [ ]

                        Post-Effective Amendment No. 21            [X]

                                       and

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940             [X]

                               Amendment No. 22                    [X]

                              THE RIVERFRONT FUNDS

                    (Successor to The Riverfront Funds, Inc.)
               (Exact name of Registrant as specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
               (Address of Principal Executive Offices) (Zip Code)

                         Registrant's Telephone Number,
                       including Area Code: (614) 899-4600

                               George O. Martinez
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                      -------------------------------------
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
                         Immediately upon effectiveness

             It is proposed that this filing will become effective:

[ ]      immediately upon filing pursuant to paragraph (b)
[ ]      on (date) pursuant to paragraph (b)
[X]      60 days after filing pursuant to paragraph (a)(1)
[ ]      on (date) pursuant to paragraph (a)(1)
[ ]      75 days after filing pursuant to paragraph (a)(2)
[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485.

         If appropriate, check the following box:

[x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996, was filed on February 25, 1997.

        The Cross Reference Page, the Prospectus, the Statement of Additional Information, Part C (excluding signature pages) and all exhibits of Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (Registration No. 33-34154, File No. 811-6082) are hereby incorporated herein by reference.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Riverfront Funds, Inc. certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, in the State of Ohio, on the 30th day of June, 1997.


                                           THE RIVERFRONT FUNDS, INC.



                                           By /s/Walter B. Grimm
                                              ------------------------------
                                              President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities designated on the 30th day of June, 1997.


SIGNATURES                                                TITLE
----------                                                -----



/s/Walter B. Grimm                               President
--------------------------
Walter B. Grimm


/s/Thomas E. Line                                Treasurer (Principal Accounting
--------------------------                       and Financial Officer)
Thomas E. Line


/s/Stephen G. Mintos                             Director
--------------------------
Stephen G. Mintos


/s/* J. Virgil Early                             Director
--------------------------
J. Virgil Early

/s/* William M. Higgins                          Director
--------------------------
William M. Higgins

/s/* Harvey M. Salkin                            Director
--------------------------
Harvey M. Salkin

                                                 *By/s/ Stephen G. Mintos
                                                    ---------------------------
                                                    Stephen G. Mintos
                                                    Attorney-in-Fact


*Stephen G. Mintos, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officer of The Riverfront Funds, Inc. pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Riverfront Funds (i) expressly adopts this Registration Statement, including prior amendments, of The Riverfront Funds, Inc. as its own for all purposes, as set forth in Rule 414(d) of the Securities Act of 1933, and
(ii) certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, in the State of Ohio, on the 30th day of June, 1997.



                                                     THE RIVERFRONT FUNDS


                                                     By /s/ Walter B. Grimm
                                                        ------------------------
                                                        Walter B. Grimm
                                                        President and Trustee


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities designated on the 30th day of June, 1997.


SIGNATURES                                           TITLE
----------                                           -----


/s/ Walter B. Grimm                                  President and Trustee
---------------------------
  Walter B. Grimm

/s/Thomas E. Line                                    Treasurer (Principal
---------------------------                          Accounting and Financial
Thomas E. Line                                       Officer)


/s/* J. Virgil Early                                 Trustee
---------------------------
J. Virgil Early

/s/* William M. Higgins                              Trustee
---------------------------
William M. Higgins

/s/* Harvey M. Salkin                                Trustee
---------------------------
Harvey M. Salkin

                                                    *By/s/ Walter B. Grimm
                                                     ---------------------------
                                                       Walter B. Grimm
                                                       Attorney-in-Fact


*Walter B. Grimm, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees of The Riverfront Funds pursuant to powers of attorney duly executed by such persons.



                                      C-16